UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code:  312-832-1440

Date of fiscal year end:  09/30

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 62.41%
1,476,089	Adams Express Co.	$15,631,782
411,948	ASA Gold and Precious Metals Ltd.	8,869,240
1,511,249	BlackRock Credit Allocation Income Trust IV, Inc.	20,749,449
208,538	BlackRock Global Opportunities Equity Trust	2,752,702
16,500	BlackRock Real Asset Equity Trust	169,290
177,567	BlackRock Resources & Commodity Strategy Trust	2,272,858
653,052	Boulder Growth & Income Fund, Inc.	4,133,819
272,671	Boulder Total Return Fund, Inc.(a)	4,918,985
105,287	Calamos Convertible and High Income Fund	1,279,237
43,170	Calamos Global Dynamic Income Fund	360,469
200,000	Central Europe and Russia Fund, Inc.	6,784,000
60,058	ClearBridge Energy MLP Fund, Inc.	1,383,136
535,437	Clough Global Equity Fund	6,960,681
1,523,748	Clough Global Opportunities Fund	17,888,801
453,900	DNP Select Income Fund, Inc.	4,298,433
555,720	Eaton Vance Enhanced Equity Income Fund	5,923,975
23,100	Eaton Vance Enhanced Equity Income Fund II	241,164
1,153,841	Eaton Vance Risk-Managed Diversified Equity Income Fund	12,034,562
58,295	Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,171,147
696,457	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	8,705,712
1,542,710	Eaton Vance Tax-Managed Diversified Equity Income Fund	14,455,193
1,794,249	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	19,180,522
3,458,853	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	30,472,495
452,826	Gabelli Dividend & Income Trust	7,326,725
408,250	General American Investors Co., Inc.	11,358,576
150,991	ING Global Equity Dividend & Premium Opportunity Fund	1,309,092
9,399	ING Infrastructure Industrials and Materials Fund	154,050
63,204	ING Risk Managed Natural Resources Fund	653,529
4,711,791	Liberty All Star® Equity Fund	22,475,243
270,730	Macquarie Global Infrastructure Total Return Fund, Inc.	5,162,821
156,000	Neuberger Berman Real Estate Securities Income Fund, Inc.	716,040
154,810	NFJ Dividend, Interest & Premium Strategy Fund	2,415,036
1,278,569	Nuveen Credit Strategies Income Fund	12,338,191
17,581	Nuveen Energy MLP Total Return Fund	311,184
263,492	PIMCO Income Strategy Fund II	2,911,587
27,920	Reaves Utility Income Fund	665,054
494,019	Royce Focus Trust, Inc.	3,260,525
1,717,633	Royce Value Trust, Inc.	23,050,635
614,263	TCW Strategic Income Fund, Inc.	3,292,450
136,827	Templeton Emerging Markets Fund	2,736,540
589,690	The Greater China Fund, Inc.	7,595,207
52,800	The New Germany Fund, Inc.	822,624
403,952	The Thai Fund, Inc.	8,058,842
16,962	Tortoise MLP Fund, Inc.	415,739
1,022,496	Tri-Continental Corp.	16,411,061
933,097	Zweig Total Return Fund, Inc.	11,486,424

TOTAL CLOSED-END FUNDS
(Cost $294,144,939)		335,564,827

MUTUAL FUNDS - 3.92%
533,820	Calamos Convertible Fund - Class A	8,759,993

Shares/Description		Value

1,111,161	Eaton Vance Floating-Rate Advantaged Fund	$12,333,883

TOTAL MUTUAL FUNDS (Cost $15,430,786)		21,093,876

EXCHANGE-TRADED FUNDS - 12.59%
88,563	Guggenheim Russell Top 50 Mega Cap ETF	9,120,218
347,580	iShares® S&P 100® Index Fund	22,484,950
334,568	Powershares FTSE RAFI US 1000 Portfolio	20,887,081
111,000	SPDR® Barclays Capital Convertible Securities ETF	4,473,300
80,000	Vanguard® MSCI EAFE ETF	2,818,400
107,000	Vanguard® MSCI Emerging Markets ETF	4,764,710
58,957	WisdomTree Emerging Markets Local Debt Fund	3,151,841

TOTAL EXCHANGE-TRADED FUNDS (Cost $57,492,028)		67,700,500

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.29%
12,100	Affiliated Managers Group, Inc.(a)	1,574,815

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		1,574,815

PREFERRED STOCKS - 0.73%
61,158	General American Investors Co., Inc., Series B, 5.950%	1,561,975
92,500	Kayne Anderson MLP Investment Co., Series D, 4.950%	2,336,550

TOTAL PREFERRED STOCKS (Cost $3,756,503)		3,898,525

TOTAL INVESTMENTS - 79.94% (Cost $371,458,509)		429,832,543
CASH - 19.99%		107,482,103
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.07%		405,067

NET ASSETS - 100.00%		$537,719,713

(a) Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

Ltd. - Limited.

MLP – Master Limited Partnership.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P – Standard & Poor’s.

SPDR – Standard & Poor’s Depository Receipts.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 14.50%
138,591	Advent Claymore Convertible Securities and Income Fund	$2,234,087
887,199	Advent Claymore Convertible Securities and Income Fund II	5,749,049
398,296	Advent Claymore Enhanced Growth & Income Fund	3,624,494
2,980,700	AllianceBernstein Income Fund, Inc.	24,143,670
1,684,222	BlackRock Credit Allocation Income Trust IV, Inc.	23,124,368
721,477	Calamos Convertible and High Income Fund	8,765,946
210,828	DWS Global High Income Fund, Inc.	1,851,070
112,313	DWS High Income Opportunities Fund, Inc.	1,702,665
281,765	Federated Enhanced Treasury Income Fund	3,995,428
75,627	First Trust High Income Long/Short Fund	1,370,361
3,695	Helios High Income Fund, Inc.	30,890
174,771	Helios Strategic Income Fund, Inc.	1,104,553
36,569	Helios Total Return Fund, Inc.	863,760
154,608	Invesco Senior Income Trust	800,869
321,412	Invesco Van Kampen Dynamic Credit Opportunities Fund	4,011,222
64,208	John Hancock Premium Dividend Fund	871,303
288,732	Legg Mason BW Global Income Opportunities Fund, Inc.	5,849,710
296,684	Montgomery Street Income Securities, Inc.	5,013,960
262,740	Morgan Stanley Emerging Markets Debt Fund, Inc.	3,139,743
580,788	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	9,780,470
1,197,600	NexPoint Credit Strategies Fund	7,952,064
183,053	Nuveen Build America Bond Opportunity Fund	3,964,928
1,224,299	Nuveen Credit Strategies Income Fund	11,814,485
1,333,518	Nuveen Diversified Currency Opportunities Fund	17,162,380
486,169	Nuveen Preferred Income Opportunities Fund	4,720,701
50,246	Nuveen Quality Preferred Income Fund III	446,687
513,761	Pimco Dynamic Income Fund	15,022,372
21,671	PIMCO Income Opportunity Fund	631,059
162,960	PIMCO Income Strategy Fund	2,076,110
438,040	PIMCO Income Strategy Fund II	4,840,342
330,464	Putnam Master Intermediate Income Trust	1,672,148
23,900	Putnam Premier Income Trust	130,494
394,887	The GDL Fund	4,509,610
171,129	Virtus Global Multi-Sector Income Fund	3,234,338
61,200	Wells Fargo Advantage Income Opportunities Fund	616,284
518,748	Wells Fargo Advantage Multi-Sector Income Fund	8,388,155
157,598	Western Asset Inflation Management Fund, Inc.	2,961,266
510,757	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,741,992
86,822	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,138,236

TOTAL CLOSED-END FUNDS
(Cost $195,225,327)		206,051,269

COMMON STOCK - 0.75%
976,303	Prospect Capital Corp.	10,612,414

TOTAL COMMON STOCK
(Cost $10,671,201)		10,612,414

Shares/Description		Value

PREFERRED STOCKS - 1.44%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%	$2,097,884
61,662	Apollo Investment Corp., 6.625%	1,461,389
383,767	Kayne Anderson MLP Investment Co., Series E, 4.250%	9,709,305
76,371	The GDL Fund, Series B, 7.000%(a)	3,837,643
334,415	Tortoise Energy Capital Corp., 3.950%	3,394,312

TOTAL PREFERRED STOCKS (Cost $20,438,228)		20,500,533

Principal Amount/Description		Rate	Maturity	Value

FOREIGN CORPORATE BONDS - 5.99%

Australia - 0.23%
$2,250,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	2,639,043
555,000	PTTEP Australia International Finance Pty. Ltd.(c)	4.15%	07/19/2015	585,641

				3,224,684

Bermuda - 0.15%
600,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	676,500
1,400,000	Qtel International Finance Ltd.(c)	3.38%	10/14/2016	1,471,575

				2,148,075

Brazil - 0.52%
1,000,000	Banco Bradesco SA(b)	5.75%	03/01/2022	1,087,500
1,200,000	Banco do Brasil SA(a)(c)(d)	8.50%	Perpetual Maturity	1,470,000
400,000	Globo Comunicacao e Participacoes SA(b)(e)	5.31%	05/11/2022	440,000
1,400,000	Globo Comunicacao e Participacoes SA(c)(e)	6.25%	07/20/2049	1,533,000
1,400,000	Itau Unibanco Holding SA(c)	5.65%	03/19/2022	1,475,250
300,000	NET Servicos de Comunicacao SA	7.50%	01/27/2020	346,500
800,000	Samarco Mineracao SA(b)	4.13%	11/01/2022	816,000
200,000	Samarco Mineracao SA(c)	4.13%	11/01/2022	204,000

				7,372,250

British Virgin Islands - 0.01%
100,000	C10 Capital SPV Ltd.(a)(c)(d)	6.72%	Perpetual Maturity	78,500

				78,500

Canada - 0.44%
2,875,000	Bank of Montreal	1.40%	09/11/2017	2,888,153
840,000	Pacific Rubiales Energy Corp.(b)	7.25%	12/12/2021	974,400
600,000	Pacific Rubiales Energy Corp.(c)	7.25%	12/12/2021	696,000
1,575,000	Teck Resources Ltd.	5.40%	02/01/2043	1,667,832

				6,226,385

Cayman Islands - 0.67%
1,000,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	1,116,500
500,000	AES Andres Dominicana Ltd. / Itabo Dominicana Ltd(b)	9.50%	11/12/2020	558,250
900,000	EGE Haina Finance Co.(c)	9.50%	04/26/2017	945,000
500,000	Embraer Overseas Ltd.	6.38%	01/24/2017	567,500
500,000	Embraer Overseas Ltd.	6.38%	01/15/2020	582,500
200,000	Grupo Aval Ltd.(b)	5.25%	02/01/2017	215,000
700,000	Grupo Aval Ltd.(b)	4.75%	09/26/2022	710,500
400,000	Grupo Aval Ltd.(c)	5.25%	02/01/2017	427,800

Principal Amount/Description		Rate	Maturity	Value

$399,063	IIRSA Norte Finance Ltd.(c)	8.75%	05/30/2024	$492,364
1,000,000	Industrial Senior Trust(b)	5.50%	11/01/2022	1,005,000
250,000	Intercorp Retail Trust(b)	8.88%	11/14/2018	285,625
200,000	LPG International, Inc.	7.25%	12/20/2015	225,600
100,000	Raizen Energy Finance Ltd.(c)	7.00%	02/01/2017	114,500
900,000	Raizen Fuels Finance Ltd.(c)	9.50%	08/15/2014	1,003,500
1,150,000	Transocean, Inc.	6.00%	03/15/2018	1,334,787

				9,584,426

Chile - 0.57%
400,000	AES Gener SA	7.50%	03/25/2014	426,409
400,000	Banco de Chile(c)	6.25%	06/15/2016	446,741
1,800,000	Banco de Credito e Inversiones(b)	3.00%	09/13/2017	1,838,162
200,000	Banco del Estado de Chile(b)	2.00%	11/09/2017	200,093
400,000	Celulosa Arauco y Constitucion SA	4.75%	01/11/2022	421,132
1,110,000	Celulosa Arauco y Constitucion SA(c)	4.75%	01/11/2022	1,168,643
600,000	Cencosud SA(b)	4.88%	01/20/2023	616,085
400,000	CFR International SpA(b)	5.13%	12/06/2022	415,338
1,000,000	Corp. Nacional del Cobre de Chile(c)	3.88%	11/03/2021	1,094,631
200,000	Inversiones CMPC SA(b)	4.75%	01/19/2018	211,766
500,000	Inversiones CMPC SA(b)	4.50%	04/25/2022	514,334
100,000	Inversiones CMPC SA(c)	4.75%	01/19/2018	105,920
500,000	Inversiones CMPC SA(c)	6.13%	11/05/2019	569,779

				8,029,033

China - 0.04%
500,000	CNPC General Capital Ltd.(b)	3.95%	04/19/2022	541,004

				541,004

Colombia - 0.08%
200,000	Banco de Bogota SA(b)	5.00%	01/15/2017	216,000
800,000	Transportadora de Gas Internacional SA ESP(c)	5.70%	03/20/2022	888,000

				1,104,000

Costa Rica - 0.11%
800,000	Instit Costa de Electric(b)	6.95%	11/10/2021	912,000
600,000	Instit Costa de Electric(c)	6.95%	11/10/2021	684,000

				1,596,000

Curacao - 0.08%
1,075,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	1,088,453

				1,088,453

Cyprus - 0.07%
1,000,000	Alfa MTN Invest Ltd.(c)	9.25%	06/24/2013	1,034,000

				1,034,000

France - 0.11%
1,450,000	France Telecom SA	2.75%	09/14/2016	1,523,009

				1,523,009

Great Britain - 0.35%
1,003,000	BP Capital Markets PLC	4.75%	03/10/2019	1,169,950
2,263,000	British Telecommunications PLC	5.95%	01/15/2018	2,706,430
1,050,000	Diageo Capital PLC	1.50%	05/11/2017	1,065,609

				4,941,989

India - 0.04%
500,000	Reliance Holdings USA, Inc.(b)	5.40%	02/14/2022	560,259

				560,259

Principal Amount/Description		Rate	Maturity	Value

Ireland - 0.01%
$200,000	AK Transneft OJSC Via TransCapitalInvest Ltd.(c)	5.67%	03/05/2014	$209,550

				209,550

Kazakhstan - 0.00%(f)
2,366	BTA Bank JSC(b)	5.50%	12/21/2022	1,455

				1,455

Luxembourg - 0.21%
100,000	Bank of Moscow OJSC Via Kuznetski Capital	5.97%	11/25/2015	106,750
960,000	Covidien International Finance SA	2.80%	06/15/2015	1,004,600
850,000	Covidien International Finance SA	6.00%	10/15/2017	1,030,316
500,000	Minerva Luxembourg SA(b)	12.25%	02/10/2022	601,250
229,091	Tengizchevoil Finance Co. SARL(c)	6.12%	11/15/2014	238,422

				2,981,338

Malaysia - 0.07%
1,000,000	IOI Investment L Bhd (c)	4.38%	06/27/2022	1,047,461

				1,047,461

Marshall Islands - 0.04%
479,844	Nakilat, Inc.(c)	6.27%	12/31/2033	593,322

				593,322

Mexico - 0.47%
200,000	Alpek SA de CV(b)	4.50%	11/20/2022	209,000
700,000	Banco Mercantil del Norte SA(c)	4.38%	07/19/2015	740,250
700,000	Banco Mercantil del Norte SA(a)(c)	6.86%	10/13/2021	761,250
200,000	Corp. GEO SAB de CV(c)	9.25%	06/30/2020	217,000
600,000	Corp. GEO SAB de CV(c)	8.88%	03/27/2022	640,500
150,000	Empresas ICA SAB de CV(b)	8.38%	07/24/2017	162,000
600,000	Empresas ICA SAB de CV(c)	8.90%	02/04/2021	660,000
500,000	Gruma SAB de CV(c)(d)	7.75%	Perpetual Maturity	513,750
1,000,000	Grupo KUO SAB De CV(b)	6.25%	12/04/2022	1,072,500
100,000	Ixe Banco SA(c)	9.25%	10/14/2020	119,000
1,500,000	Mexichem SAB de CV(b)	4.88%	09/19/2022	1,620,000

				6,715,250

Myanmar - 0.14%
650,000	Axiata SPV1 Labuan Ltd.	5.38%	04/28/2020	743,100
400,000	CIMB Bank Bhd	2.38%	07/26/2017	404,436
200,000	IOI Ventures L Bhd	5.25%	03/16/2015	214,278
500,000	Penerbangan Malaysia Bhd(c)	5.63%	03/15/2016	561,841

				1,923,655

Netherlands - 0.13%
266,000	Deutsche Telekom International Finance BV	8.75%	06/15/2030	398,785
647,000	Koninklijke KPN NV	8.38%	10/01/2030	854,384
700,000	WPE International Cooperatief UA(c)	10.38%	09/30/2020	609,000

				1,862,169

Norway - 0.05%
600,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	645,000

				645,000

Panama - 0.01%
200,000	Global Bank Corp.(c)	4.75%	10/05/2017	202,500

				202,500

Principal Amount/Description		Rate	Maturity	Value

Paraguay - 0.01%
$200,000	Telefonica Celular del Paraguay SA(b)	6.75%	12/13/2022	$210,000

				210,000

Peru - 0.14%
140,000	Banco de Credito del Peru(c)	4.75%	03/16/2016	148,400
100,000	Banco de Credito del Peru(a)(c)	9.75%	11/06/2069	123,250
500,000	Banco Internacional del Peru SAA(c)	5.75%	10/07/2020	548,750
300,000	Banco Internacional del Peru SAA(a)(c)	8.50%	04/23/2070	337,500
200,000	Corp. Lindley SA(b)	6.75%	11/23/2021	232,000
600,000	Scotiabank Peru SA(a)(b)	4.50%	12/13/2027	601,500

				1,991,400

Qatar - 0.11%
797,500	Ras Laffan Liquefied Natural Gas Co. Ltd. II(c)	5.30%	09/30/2020	899,181
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(c)	5.84%	09/30/2027	621,250

				1,520,431

Russia - 0.29%
1,100,000	Gazprom OAO Via Gaz Capital SA(c)	8.13%	07/31/2014	1,199,990
500,000	Industry & Construction Bank St. Petersburg OJSC Via Or-ICB for Industry(a)	5.01%	09/29/2015	505,315
500,000	Russian Agricultural Bank OJSC Via RSHB Capital SA(c)	7.13%	01/14/2014	527,085
750,000	Vimpel Communications Via VIP Finance Ireland Ltd. OJSC(c)	8.38%	04/30/2013	768,600
1,000,000	VTB Bank OJSC Via VTB Capital SA(c)	6.88%	05/29/2018	1,131,500

				4,132,490

Singapore - 0.31%
1,400,000	DBS Bank Ltd.(a)(c)	5.00%	11/15/2019	1,483,992
1,600,000	Oversea-Chinese Banking Corp. Ltd.(a)	4.25%	11/18/2019	1,659,571
400,000	STATS ChipPAC Ltd.(c)	5.38%	03/31/2016	422,000
800,000	United Overseas Bank Ltd.(a)(c)	5.38%	09/03/2019	846,411

				4,411,974

South Africa - 0.03%
400,000	Transnet SOC Ltd.(c)	4.50%	02/10/2016	425,569

				425,569

South Korea - 0.21%
2,500,000	The Korea Development Bank	4.38%	08/10/2015	2,705,612
250,000	The Korea Development Bank	3.25%	03/09/2016	263,014

				2,968,626

Turkey - 0.16%
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	3.38%	11/01/2022	594,000
1,700,000	Tupras Turkiye Petrol Rafinerileri AS(b)	4.13%	05/02/2018	1,697,875

				2,291,875

United Arab Emirates - 0.13%
200,000	Abu Dhabi National Energy Co.(b)	5.88%	12/13/2021	239,700
1,000,000	Abu Dhabi National Energy Co.(c)	5.88%	12/13/2021	1,198,500

Principal Amount/Description		Rate	Maturity	Value

$400,000	Dolphin Energy Ltd.(b)	5.50%	12/15/2021	$467,500

				1,905,700

TOTAL FOREIGN CORPORATE BONDS (Cost $81,752,819)				85,091,832

U.S. CORPORATE BONDS - 7.62%
3,200,000	Altria Group, Inc.	2.85%	08/09/2022	3,169,395
2,375,000	American Express Credit Corp.	2.75%	09/15/2015	2,491,339
1,450,000	Arrow Electronics, Inc.	3.38%	11/01/2015	1,505,374
1,550,000	AT&T, Inc.	5.35%	09/01/2040	1,806,714
3,000,000	BB&T Corp.	1.60%	08/15/2017	3,038,277
2,345,000	Becton Dickinson and Co.	3.13%	11/08/2021	2,507,759
1,667,000	Biogen Idec, Inc.	6.88%	03/01/2018	2,066,427
875,000	Boston Properties LP	4.13%	05/15/2021	953,419
400,000	Boston Properties LP	3.85%	02/01/2023	420,573
1,450,000	Celgene Corp.	3.25%	08/15/2022	1,479,445
500,000	Cemex Finance LLC(c)	9.50%	12/14/2016	542,500
975,000	ConocoPhillips	6.50%	02/01/2039	1,383,903
2,000,000	Daimler Finance North America LLC(b)	1.88%	09/15/2014	2,033,632
965,000	Devon Energy Corp.	6.30%	01/15/2019	1,198,176
1,603,000	Devon Energy Corp.	4.00%	07/15/2021	1,774,970
1,050,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	1,178,748
1,125,000	Duke Energy Corp.	3.55%	09/15/2021	1,186,600
805,000	Ecolab, Inc.	2.38%	12/08/2014	831,344
400,000	Ecolab, Inc.	1.00%	08/09/2015	401,344
1,350,000	Express Scripts Holding Co.(b)	2.10%	02/12/2015	1,375,809
1,950,000	Ford Motor Co.	7.45%	07/16/2031	2,486,250
800,000	Freeport-McMoRan Copper & Gold, Inc.	2.15%	03/01/2017	804,791
2,350,000	General Electric Capital Corp.	2.90%	01/09/2017	2,486,359
1,036,000	General Mills, Inc.	3.15%	12/15/2021	1,083,826
817,000	Halliburton Co.	6.15%	09/15/2019	1,029,463
1,475,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	1,606,027
200,000	JBS USA LLC / JBS USA Finance, Inc.(b)	7.25%	06/01/2021	201,500
1,475,000	JP Morgan Chase & Co.	4.95%	03/25/2020	1,712,018
700,000	JP Morgan Chase & Co.	4.50%	01/24/2022	792,523
1,110,000	Kellogg Co.	7.45%	04/01/2031	1,531,873
1,600,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	2,107,086
1,755,000	Liberty Mutual Group, Inc.(b)	6.50%	05/01/2042	1,976,090
1,350,000	Macy’s Retail Holdings, Inc.	2.88%	02/15/2023	1,323,230
943,000	Marathon Petroleum Corp.	5.13%	03/01/2021	1,110,591
1,225,000	Mattel, Inc.	2.50%	11/01/2016	1,275,085
450,000	MetLife, Inc.	6.38%	06/15/2034	587,627
250,000	MetLife, Inc.	5.70%	06/15/2035	305,487
525,000	MetLife, Inc.	5.88%	02/06/2041	665,352
900,000	MetLife, Inc.	4.13%	08/13/2042	901,040
1,525,000	Microsoft Corp.	2.13%	11/15/2022	1,511,534
350,000	MidAmerican Energy Holdings Co.	5.95%	05/15/2037	432,510
1,499,000	MidAmerican Energy Holdings Co.	6.50%	09/15/2037	1,992,661
989,000	Mondelez International, Inc.	5.38%	02/10/2020	1,194,775
2,015,000	Motorola Solutions, Inc.	6.00%	11/15/2017	2,367,611
2,514,000	National Rural Utilities Cooperative Finance Corp.	10.38%	11/01/2018	3,719,232
1,000,000	Novartis Capital Corp.	4.40%	04/24/2020	1,167,215

Principal Amount/Description		Rate	Maturity	Value

$1,075,000	ONEOK Partners LP	6.13%	02/01/2041	$1,289,960
1,550,000	Oracle Corp.	1.20%	10/15/2017	1,555,826
1,475,000	Phillips 66(b)	5.88%	05/01/2042	1,776,545
625,000	PNC Funding Corp.	6.70%	06/10/2019	797,872
1,300,000	PNC Funding Corp.	4.38%	08/11/2020	1,483,798
595,000	Simon Property Group LP	5.65%	02/01/2020	714,478
400,000	Simon Property Group LP	4.38%	03/01/2021	450,172
1,950,000	Southern Power Co.	4.88%	07/15/2015	2,137,056
200,000	Southwest Airlines Co.	5.25%	10/01/2014	212,947
985,000	Southwest Airlines Co.	5.75%	12/15/2016	1,114,630
1,090,000	Southwest Airlines Co.	5.13%	03/01/2017	1,206,968
100,000	Target Corp.	3.88%	07/15/2020	112,196
500,000	Target Corp.	2.90%	01/15/2022	530,426
1,195,000	The ADT Corp.(b)	3.50%	07/15/2022	1,163,272
721,000	The Boeing Co.	6.88%	03/15/2039	1,099,954
150,000	The Boeing Co.	5.88%	02/15/2040	202,762
1,050,000	The Coca-Cola Co.	1.80%	09/01/2016	1,085,147
1,125,000	The Dow Chemical Co.	3.00%	11/15/2022	1,123,543
750,000	The Goldman Sachs Group, Inc.	5.75%	01/24/2022	887,365
2,175,000	The Kroger Co.	3.40%	04/15/2022	2,251,229
950,000	Time Warner Cable, Inc.	5.00%	02/01/2020	1,106,856
1,275,000	Time Warner Cable, Inc.	4.50%	09/15/2042	1,244,644
1,100,000	Tyson Foods, Inc.	4.50%	06/15/2022	1,195,005
750,000	United Technologies Corp.	3.10%	06/01/2022	794,956
1,250,000	Valero Energy Corp.	6.13%	02/01/2020	1,520,968
2,400,000	Wal-Mart Stores, Inc.	3.25%	10/25/2020	2,614,997
1,715,000	Waste Management, Inc.	6.13%	11/30/2039	2,173,090
1,515,000	WellPoint, Inc.	5.25%	01/15/2016	1,689,107
675,000	WellPoint, Inc.	5.88%	06/15/2017	801,691
2,150,000	Wells Fargo & Co.	4.60%	04/01/2021	2,474,914
1,225,000	Wynn Las Vegas LLC	7.75%	08/15/2020	1,402,625
2,300,000	Xerox Corp.	4.25%	02/15/2015	2,419,966

TOTAL U.S. CORPORATE BONDS (Cost $104,387,877)				108,352,469

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.96%
2,475,000	Corp. Andina de Fomento	3.75%	01/15/2016	2,623,654
1,350,000	Costa Rica Government International Bond(c)	6.55%	03/20/2014	1,418,850
1,650,000	Mexico Government International Bond	5.63%	01/15/2017	1,922,250
1,950,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	2,486,250
500,000	Qatar Government International Bond(b)	4.50%	01/20/2022	576,250
300,000	Qatar Government International Bond(c)	4.00%	01/20/2015	316,500
1,500,000	Qatar Government International Bond(c)	4.50%	01/20/2022	1,728,750
2,250,000	Wakala Global Sukuk Bhd(c)	4.65%	07/06/2021	2,602,505

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $12,899,221)				13,675,009

Principal Amount/Description		Rate	Maturity	Value

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 27.67%
	Adjustable Rate Mortgage Trust
$3,661,845	Series 2005-1(a)	2.93%	05/25/2035	$3,573,243
2,642,514	Series 2005-7(a)	3.38%	10/25/2035	2,308,318
	American Home Mortgage Investment Trust
277,438	Series 2007-A(b)(e)	6.10%	01/25/2037	167,117
	Banc of America Alternative Loan Trust
169,009	Series 2005-6	6.00%	07/25/2035	157,887
549,153	Series 2005-6	5.50%	07/25/2035	532,809
	Banc of America Commercial Mortgage Trust
100,000	Series 2007-1	5.45%	01/15/2017	115,993
600,000	Series 2007-2(a)	5.81%	04/10/2049	685,694
900,000	Series 2007-5(a)	5.77%	10/10/2017	1,008,294
	Banc of America Funding Corp.
1,268,826	Series 2006-2	5.50%	03/25/2036	1,299,702
3,439,264	Series 2006-A(a)	5.17%	02/20/2036	2,840,413
2,123,387	Series 2008-R2(b)	6.00%	09/25/2037	2,172,998
	Banc of America Large Loan Trust
500,000	Series 2007-BMB1(a)(b)	0.96%	08/15/2029	492,281
	Banc of America Mortgage Trust
399,673	Series 2004-8	5.50%	09/25/2024	408,691
3,251,869	Series 2005-E(a)	5.39%	06/25/2035	3,225,174
	Banc of America Re-Remic Trust
200,000	Series 2012-CLRN(a)(b)	1.81%	08/15/2014	203,455
300,000	Series 2012-CLRN(a)(b)	2.91%	08/15/2014	307,286
	Bank of America-First Union NB Commercial Mortgage
45,000	Series 2001-3(b)	6.56%	04/11/2037	45,204
	BCAP LLC Trust
371,952	Series 2007-AA2(a)	7.50%	04/25/2037	303,228
241,330	Series 2007-AA2	6.00%	04/25/2037	198,679
500,000	Series 2010-RR6(a)(b)	7.54%	08/26/2022	486,673
	Bear Stearns ALT-A Trust
3,253,289	Series 2004-11(a)	3.12%	11/25/2034	2,744,677
2,847,451	Series 2005-3(a)	2.75%	04/25/2035	2,147,621
3,061,839	Series 2006-6(a)	4.79%	11/25/2036	2,311,786
	Bear Stearns Asset-Backed Securities Trust
1,142,434	Series 2005-HE3(a)	1.23%	03/25/2035	1,091,469
4,258,947	Series 2006-AC1(e)	5.75%	02/25/2036	3,388,682
	Bear Stearns Commercial Mortgage Securities
228,356	Series 2001-TOP2	6.83%	02/15/2035	229,226
100,000	Series 2006-PW13	5.58%	08/11/2016	112,087
750,000	Series 2007-PW16(a)	5.91%	05/11/2017	846,923
650,000	Series 2007-PW17(a)	5.92%	06/11/2050	740,300
	Chase Mortgage Finance Corp.
1,279,867	Series 2007-S3	5.50%	05/25/2037	1,309,045
	Citicorp Mortgage Securities, Inc.
1,949,137	Series 2007-1	6.00%	01/25/2037	1,995,585
1,674,436	Series 2007-2	5.50%	02/25/2037	1,685,924

Principal Amount/Description		Rate	Maturity	Value

	Citigroup Commercial Mortgage Trust
$63,000	Series 2004-C1(a)	5.53%	04/15/2040	$64,816
250,000	Series 2005-C3(a)	4.83%	05/15/2043	268,504
265,000	Series 2006-C4(a)	5.92%	03/15/2049	296,048
500,000	Series 2007-C6(a)	5.89%	06/10/2017	569,099
900,000	Series 2008-C7(a)	6.26%	12/10/2049	1,012,300
3,987,592	Series 2012-GC8(a)(b)	2.43%	09/10/2045	535,278
	Citigroup Mortgage Loan Trust, Inc.
4,843,622	Series 2004-HYB1(a)	2.87%	02/25/2034	4,835,645
1,683,931	Series 2006-WF1(e)	5.96%	03/25/2036	1,204,979
2,314,527	Series 2007-OPX1(e)	6.33%	01/25/2037	1,512,974
2,000,000	Series 2008-AR4(a)(b)	3.02%	11/25/2038	1,351,848
1,400,000	Series 2008-AR4(a)(b)	2.89%	11/25/2038	761,751
1,485,358	Series 2010-8(a)(b)	10.24%	11/25/2036	1,120,585
4,604,681	Series 2010-8(a)(b)	8.97%	12/25/2036	3,437,680
	Citigroup/Deutsche Bank Commercial Mortgage Trust
22,963	Series 2005-CD1(a)	0.33%	07/15/2044	22,957
785,000	Series 2006-CD3	5.65%	10/15/2048	888,117
128,922	Series 2007-CD4	5.28%	12/11/2049	135,560
1,100,000	Series 2007-CD4(a)	5.37%	12/11/2049	1,180,837
27,970,443	Series 2007-CD5(a)(b)	0.31%	11/15/2044	105,896
	Citimortgage Alternative Loan Trust
1,826,051	Series 2007-A1	6.00%	01/25/2037	1,458,176
359,684	Series 2007-A1(a)	5.19%	01/25/2037	65,309
641,563	Series 2007-A3(a)	5.19%	03/25/2037	139,052
278,780	Series 2007-A3	6.00%	03/25/2037	221,315
9,869,981	Series 2007-A4	5.75%	04/25/2037	8,276,492
2,205,268	Series 2007-A4	5.75%	04/25/2037	1,849,232
1,954,971	Series 2007-A6	5.50%	06/25/2037	1,609,375
	COBALT CMBS Commercial Mortgage Trust
600,000	Series 2007-C2(a)	5.53%	04/15/2047	674,772
	Commercial Mortgage Asset Trust
250,000	Series 1999-C1	7.23%	01/17/2032	258,138
	Commercial Mortgage Pass-Through Certificates
175,000	Series 2006-C7(a)	5.97%	06/10/2046	191,704
600,000	Series 2006-C8	5.35%	12/10/2016	667,621
1,095,806	Series 2010-C1(a)(b)	2.55%	07/10/2046	64,495
500,000	Series 2011-THL(b)	5.95%	08/09/2016	520,552
6,987,079	Series 2012-CR3	2.38%	09/15/2022	1,000,892
500,000	Series 2012-FL2(a)(b)	3.71%	09/17/2014	498,627
990,250	Series 2012-LC4(a)(b)	2.71%	12/10/2044	153,291
	Countrywide Alternative Loan Trust
979,611	Series 2005-20CB	5.50%	07/25/2035	843,673
394,360	Series 2005-54CB	5.50%	11/25/2035	335,873
1,000,000	Series 2005-6CB	5.50%	04/25/2035	1,023,139
785,576	Series 2005-85CB(a)	20.86%	02/25/2036	1,062,054
3,719,863	Series 2005-85CB(a)	1.31%	02/25/2036	2,526,732
955,879	Series 2005-86CB	5.50%	02/25/2036	761,014
1,980,413	Series 2005-9CB(a)	4.84%	05/25/2035	306,206
1,115,097	Series 2005-9CB(a)	0.71%	05/25/2035	865,011
720,901	Series 2006-12CB(a)	5.75%	05/25/2036	507,884
3,224,858	Series 2006-15CB	6.50%	06/25/2036	2,189,173
476,373	Series 2006-30T1	6.25%	11/25/2036	396,838

Principal Amount/Description		Rate	Maturity	Value

$375,413	Series 2006-32CB	5.50%	11/25/2036	$292,413
698,748	Series 2006-36T2(a)	27.10%	12/25/2036	971,835
2,893,430	Series 2007-19	6.00%	08/25/2037	2,341,181
2,973,574	Series 2007-23CB(a)	6.29%	09/25/2037	713,369
3,114,234	Series 2007-23CB(a)	0.71%	09/25/2037	1,789,619
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(e)	5.56%	02/25/2036	2,446,135
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	291,905
1,228,674	Series 2007-17	6.00%	10/25/2037	1,195,397
1,286,197	Series 2007-3	6.00%	04/25/2037	1,189,829
1,802,930	Series 2007-7	5.75%	06/25/2037	1,658,138
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 1998-C2(b)	6.75%	11/15/2030	266,530
192,570	Series 2005-10	5.50%	11/25/2035	165,162
191,325	Series 2005-8	5.50%	08/25/2025	189,002
750,000	Series 2005-C6(a)	5.23%	11/15/2015	802,565
	Credit Suisse Mortgage Capital Certificates
1,080,000	Series 2006-C3(a)	6.00%	06/15/2038	1,189,356
950,000	Series 2006-C4	5.51%	09/15/2016	1,030,121
110,009,498	Series 2006-C4(a)(b)	0.76%	09/15/2039	476,231
550,000	Series 2006-C5	5.34%	12/15/2039	601,849
474,612	Series 2006-TF2A(a)(b)	0.38%	10/15/2021	465,089
700,000	Series 2007-TFLA(a)(b)	0.36%	02/15/2022	679,274
	Crest Dartmouth Street
1,000,000	Series 2003-1A(a)(b)	1.81%	06/28/2038	937,500
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(e)	5.70%	09/25/2036	2,624,266
232,225	Series 2007-1	5.90%	05/25/2037	147,536
	CSMC Mortgage-Backed Trust
462,832	Series 2006-1	6.00%	02/25/2036	344,340
368,104	Series 2006-4	5.50%	05/25/2021	378,872
1,714,917	Series 2006-5	6.25%	06/25/2036	966,146
1,974,282	Series 2006-7	5.00%	08/25/2036	1,637,260
190,405	Series 2006-9	6.00%	11/25/2036	191,775
7,371,428	Series 2007-1	6.00%	02/25/2037	6,516,446
262,162	Series 2007-2	5.00%	03/25/2037	259,772
798,758	Series 2007-3	5.84%	04/25/2037	470,050
166,130	Series 2007-4	6.00%	06/25/2037	143,554
900,000	Series 2009-RR2(a)(b)	5.69%	04/16/2017	1,001,583
2,814,984	Series 2010-7R(a)(b)	7.83%	04/26/2037	2,121,620
150,000	Series 2010-RR1(a)(b)	5.69%	04/16/2017	166,921
300,000	Series 2010-RR2(b)	5.34%	01/15/2017	336,468
	DBRR Trust
900,000	Series 2011-C32(a)(b)	5.92%	06/17/2049	1,009,249
650,000	Series 2012-EZ1 B	1.39%	09/25/2045	650,157
	Deutsche ALT-A Securities, Inc. Alternate Loan Trust
862,931	Series 2005-6(a)	4.87%	12/25/2035	170,627
411,488	Series 2005-6(a)	1.61%	12/25/2035	248,430
5,698,355	Series 2007-1(a)	0.35%	08/25/2037	4,225,633
	Deutsche Mortgage Securities, Inc.
293,970	Series 2006-PR1(a)(b)	11.83%	04/15/2036	324,517

Principal Amount/Description		Rate	Maturity	Value

	First Horizon Alternative Mortgage Securities
$237,322	Series 2005-FA6	5.50%	09/25/2035	$211,993
244,029	Series 2006-FA7	6.25%	12/25/2036	205,107
402,985	Series 2007-FA2	6.00%	04/25/2037	300,468
	First Horizon Mortgage Pass-Through Trust
5,778,105	Series 2007-AR3(a)	2.42%	11/25/2037	4,760,800
	Fontainebleau Miami Beach Trust
800,000	Series 2012-FBLU(b)	4.27%	05/05/2017	839,604
300,000	Series 2012-FBLU(b)	5.25%	05/05/2017	315,675
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1	5.29%	11/10/2045	216,022
	Greenwich Capital Commercial Funding Corp.
10,000	Series 2004-FL2A(a)(b)	0.61%	11/05/2019	9,455
1,000,000	Series 2005-GG5(a)	5.28%	10/10/2015	1,085,146
900,000	Series 2007-GG11(a)	5.87%	08/10/2017	1,009,456
900,000	Series 2007-GG9	5.48%	03/10/2039	974,616
	GS Mortgage Securities Corp. II
250,000	Series 2004-GG2(a)	5.40%	08/10/2038	264,422
17,808,088	Series 2006-GG6(a)(b)	0.15%	04/10/2038	31,075
250,000	Series 2006-GG6	5.62%	04/10/2038	276,298
600,000	Series 2007-EOP(a)(b)	1.26%	03/06/2020	600,842
20,000	Series 2007-GG10(a)	5.98%	08/10/2045	23,171
588,001	Series 2011-GC3(a)(b)	1.31%	03/10/2044	29,660
3,938,539	Series 2011-GC5(a)(b)	1.93%	08/10/2044	340,183
	GSAA Trust
702,827	Series 2005-7(a)	4.48%	05/25/2035	695,653
840,850	Series 2006-18(e)	5.68%	11/25/2036	486,453
278,145	Series 2006-6(a)	5.08%	03/25/2036	173,313
1,453,878	Series 2007-2(e)	6.10%	03/25/2037	879,029
4,725,474	Series 2007-8(a)	0.56%	08/25/2037	3,394,761
	GSR Mortgage Loan Trust
2,407,590	Series 2005-AR4(a)	5.25%	07/25/2035	2,389,022
4,866,911	Series 2006-5F	5.50%	06/25/2036	4,772,955
3,881,232	Series 2007-AR2(a)	3.10%	05/25/2037	2,823,399
	HSI Asset Loan Obligation Trust
766,519	Series 2007-2	5.50%	09/25/2037	769,540
4,132,460	Series 2007-2	6.00%	09/25/2037	3,877,272
	IndyMac IMJA Mortgage Loan Trust
4,853,541	Series 2007-A1	6.00%	08/25/2037	4,256,881
	IndyMac IMSC Mortgage Loan Trust
6,670,265	Series 2007-F2	6.50%	07/25/2037	4,117,915
	IndyMac Index Mortgage Loan Trust
8,234,910	Series 2005-AR31(a)	2.61%	01/25/2036	6,570,099
3,425,554	Series 2005-AR35(a)	5.11%	02/25/2036	2,815,360
8,478,624	Series 2006-AR25(a)	2.99%	09/25/2036	6,331,921
2,000,000	Series 2007-FLX1(a)	0.39%	02/25/2037	1,843,994
	Jefferies & Co.
2,840,586	Series 2010-R7(a)(b)	1.21%	09/26/2035	2,663,450
	JP Morgan Alternative Loan Trust
860,652	Series 2005-S1	6.00%	12/25/2035	762,050
261,859	Series 2006-S1	5.00%	02/25/2021	243,106
2,386,221	Series 2006-S3(e)	6.12%	08/25/2036	2,258,559

Principal Amount/Description		Rate	Maturity	Value

	JP Morgan Chase Commercial Mortgage Securities Corp.
$8,778,530	Series 2006-LDP8(a)	0.73%	05/15/2045	$140,851
600,000	Series 2007-CB18	5.47%	02/12/2017	665,208
1,100,000	Series 2007-CB19(a)	5.92%	05/12/2017	1,199,658
500,000	Series 2007-CB20(a)	6.09%	09/12/2017	582,509
300,000	Series 2007-CB20(a)	5.93%	09/12/2017	348,654
900,000	Series 2007-LD12(a)	6.23%	08/15/2017	1,010,145
500,000	Series 2009-RR2(b)	5.54%	02/17/2017	562,650
125,000	Series 2011-PLSD(b)	3.36%	11/13/2016	135,126
8,980,105	Series 2012-C8(a)	2.38%	09/15/2022	1,200,020
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(e)	5.46%	10/25/2036	317,462
4,000,000	Series 2007-CH1(e)	5.60%	05/25/2015	3,450,916
	JP Morgan Mortgage Trust
3,239,550	Series 2007-S3	6.00%	07/25/2037	2,813,598
575,817	Series 2007-S3	6.00%	08/25/2037	495,395
	JP Morgan Resecuritization Trust
3,809,807	Series 2011-1(a)(b)	6.94%	06/26/2037	2,850,117
	LB Commercial Mortgage Trust
900,000	Series 2007-C3(a)(b)	6.08%	06/15/2017	1,030,305
	LB-UBS Commercial Mortgage Trust
650,000	Series 2001-C2	7.29%	09/15/2034	654,113
900,000	Series 2006-C6	5.41%	09/15/2016	1,017,295
5,103,939	Series 2006-C7(a)(b)	0.33%	11/15/2038	86,665
3,827,954	Series 2006-C7(a)(b)	0.84%	11/15/2038	78,707
500,000	Series 2007-C1	5.46%	01/15/2017	564,136
	Lehman Mortgage Trust
1,686,809	Series 2006-6	5.50%	10/25/2036	1,203,554
4,802,192	Series 2006-7(a)	0.46%	11/25/2036	791,444
4,802,192	Series 2006-7(a)	7.54%	11/25/2036	1,536,192
2,949,385	Series 2006-8(a)	0.63%	12/25/2036	1,148,830
2,949,385	Series 2006-8(a)	6.37%	12/25/2036	757,331
3,937,570	Series 2007-10	6.00%	01/25/2038	3,860,020
911,366	Series 2007-10	6.50%	01/25/2038	851,211
	Lehman XS Trust
1,571,870	Series 2006-5(e)	5.89%	04/25/2036	1,458,590
	MASTR Asset Securitization Trust
267,577	Series 2003-1	5.75%	02/25/2033	267,652
291,787	Series 2003-2	5.75%	04/25/2033	291,563
141,300	Series 2005-1	5.00%	05/25/2035	141,489
	Merrill Lynch Mortgage Trust
450,000	Series 2005-CIP1	5.11%	07/12/2015	491,950
245,000	Series 2006-C1(a)	5.87%	05/12/2039	275,662
	Merrill Lynch/Countrywide Commercial Mortgage Trust
50,339	Series 2007-8(a)	6.08%	08/12/2049	53,889
	Morgan Stanley Bank of America Merrill Lynch Trust
4,975,576	Series 2012-C5(a)(b)	2.10%	07/15/2022	558,459
	Morgan Stanley Capital I Trust
95,000	Series 2005-HQ7(a)	5.38%	11/14/2042	104,767
1,000,000	Series 2006-HQ8(a)	5.50%	03/12/2044	1,016,327
150,000	Series 2006-HQ9	5.77%	07/12/2044	169,591
72,812	Series 2007-HQ12(a)	5.60%	04/12/2049	75,091
36,406	Series 2007-HQ12(a)	0.49%	04/12/2049	35,533

Principal Amount/Description		Rate	Maturity	Value

$900,000	Series 2007-IQ13	5.41%	03/15/2017	$975,299
750,000	Series 2007-IQ16(a)	6.31%	11/12/2017	882,842
9,760,592	Series 2011-C1(a)(b)	1.13%	09/15/2047	323,212
	Morgan Stanley Mortgage Loan Trust
7,157,497	Series 2005-3AR(a)	2.91%	07/25/2035	5,632,112
431,021	Series 2006-11	6.00%	08/25/2036	335,627
2,792,648	Series 2006-7(a)	5.58%	06/25/2036	2,099,421
2,477,274	Series 2006-7	6.00%	06/25/2036	2,034,892
747,905	Series 2007-3XS(e)	5.70%	01/25/2047	543,201
	Morgan Stanley Re-REMIC Trust
750,000	Series 2010-HQ4(b)	4.97%	04/15/2040	786,805
891,251	Series 2011-R1(a)(b)	5.94%	02/26/2037	930,692
	Nomura Asset Acceptance Corp.
2,000,000	Series 2005-AP3(a)	5.32%	08/25/2035	1,426,188
	N-Star Real Estate CDO II Ltd.
34,724	Series 2004-2A(a)(b)	0.56%	06/28/2039	34,605
	PHH Alternative Mortgage Trust
4,289,112	Series 2007-2	6.00%	05/25/2037	3,559,650
	Prime Mortgage Trust
373,549	Series 2006-1	5.50%	06/25/2036	350,908
166,743	Series 2006-DR1(b)	5.50%	05/25/2035	159,887
	RBSCF Trust
1,400,000	Series 2010-RR3(a)(b)	6.08%	06/16/2017	1,572,101
	RBSGC Structured Trust
593,876	Series 2008-B(b)	6.00%	06/25/2037	477,732
	Residential Accredit Loans, Inc.
725,179	Series 2004-QS15	5.25%	11/25/2034	744,204
5,137,171	Series 2005-QS17	6.00%	12/25/2035	4,474,620
8,711,725	Series 2006-QA5(a)	0.43%	07/25/2036	5,370,953
861,813	Series 2006-QS4	6.00%	04/25/2036	674,522
2,749,931	Series 2006-QS6	6.00%	06/25/2036	2,043,804
1,959,350	Series 2006-QS6	6.00%	06/25/2036	1,456,228
261,378	Series 2006-QS7(a)	0.61%	06/25/2036	153,513
784,135	Series 2006-QS7(a)	5.39%	06/25/2036	145,561
4,971,823	Series 2006-QS7	6.00%	06/25/2036	3,843,030
1,006,169	Series 2006-QS8(a)	5.34%	08/25/2036	195,252
335,390	Series 2006-QS8(a)	0.66%	08/25/2036	188,315
6,421,359	Series 2007-QS3	6.50%	02/25/2037	5,065,136
208,941	Series 2007-QS6	6.25%	04/25/2037	162,062
29,439	Series 2007-QS6(a)	53.25%	04/25/2037	74,028
487,670	Series 2008-QR1	6.00%	08/25/2036	227,064
	Residential Asset Mortgage Products, Inc.
150,466	Series 2004-RS4(a)	5.07%	04/25/2034	156,130
2,278,444	Series 2006-RS5(a)	0.38%	09/25/2036	1,967,863
	Residential Asset Securities Corp.
2,500,000	Series 2004-KS6(a)	5.85%	07/25/2034	2,155,330
1,531,284	Series 2005-KS4(a)	0.62%	05/25/2035	1,475,089
7,763,363	Series 2006-EMX6(a)	0.36%	07/25/2036	6,299,402
4,981,470	Series 2007-KS4(a)	0.39%	05/25/2037	4,756,901
	Residential Asset Securitization Trust
1,045,699	Series 2006-A1	6.00%	04/25/2036	861,996
2,183,926	Series 2006-A2	6.00%	05/25/2036	1,782,787
1,472,563	Series 2006-A6	6.50%	07/25/2036	981,052
10,306,547	Series 2006-A7CB	6.25%	07/25/2036	9,067,999
514,384	Series 2006-A8(a)	5.69%	08/25/2036	147,870

Principal Amount/Description		Rate	Maturity	Value

$1,073,607	Series 2006-A8	6.00%	08/25/2036	$932,275
242,943	Series 2006-A8	6.50%	08/25/2036	165,954
3,043,131	Series 2007-A1	6.00%	03/25/2037	2,326,182
5,995,792	Series 2007-A2	6.00%	04/25/2037	5,323,064
212,812	Series 2007-A6	6.00%	06/25/2037	187,793
5,199,612	Series 2007-A7	6.00%	07/25/2037	4,244,895
	Residential Funding Mortgage Securities I, Inc.
3,531,002	Series 2006-S3	5.50%	03/25/2036	3,288,094
854,146	Series 2006-S6	6.00%	07/25/2036	813,931
1,436,066	Series 2007-S3	6.00%	03/25/2037	1,340,862
1,208,646	Series 2007-S6	6.00%	06/25/2037	1,057,166
	RREF 2012 LT1 LLC
1,503	Series 2012-LT1A(b)	4.75%	12/15/2013	1,503
	Sequoia Mortgage Trust
6,184,756	Series 2007-3(a)	2.60%	07/20/2037	4,738,575
	SMA Issuer I LLC
750,000	Series 2012-LV1(b)	3.50%	09/20/2014	755,072
	Structured Adjustable Rate Mortgage Loan Trust
2,348,087	Series 2005-15(a)	2.74%	07/25/2035	1,714,493
	Structured Asset Securities Corp.
1,716,352	Series 2003-35(a)	5.13%	12/25/2033	1,731,674
1,567,913	Series 2004-15	4.75%	09/25/2019	1,594,576
508,365	Series 2005-RF1(a)(b)	0.56%	03/25/2035	415,090
515,594	Series 2005-RF1(a)(b)	5.54%	03/25/2035	99,215
	TBW Mortgage-Backed Trust
2,162,633	Series 2006-2	7.00%	07/25/2036	891,517
	TIAA Seasoned Commercial Mortgage Trust
250,000	Series 2007-C4(a)	5.58%	08/15/2039	273,179
	UBS-Barclays Commercial Mortgage Trust
4,980,389	Series 2012-C3(b)	2.21%	06/10/2022	704,909
	Wachovia Bank Commercial Mortgage Trust
125,000	Series 2005-C22(a)	5.52%	12/15/2044	138,291
500,000	Series 2006-C23(a)	5.47%	01/15/2016	553,441
18,927,143	Series 2006-C27(a)(b)	0.10%	07/15/2045	180,830
1,738,575	Series 2006-C29(a)	0.54%	11/15/2048	24,371
900,000	Series 2007-C33(a)	6.12%	07/15/2017	1,009,944
	Washington Mutual Alternative Mortgage Pass-Through Certificates
5,143,184	Series 2005-1	6.00%	03/25/2035	5,060,801
187,882	Series 2005-9	5.50%	11/25/2035	151,410
1,301,850	Series 2006-5	6.00%	07/25/2036	924,339
	Wells Fargo Alternative Loan Trust
3,450,690	Series 2007-PA2	6.00%	06/25/2037	3,133,579
2,332,738	Series 2007-PA2(a)	0.64%	06/25/2037	1,429,590
2,332,738	Series 2007-PA2(a)	5.86%	06/25/2037	612,693
958,092	Series 2007-PA3	5.75%	07/25/2037	839,555
3,946,453	Series 2007-PA5	6.25%	11/25/2037	3,738,534
	Wells Fargo Mortgage Loan Trust
3,857,157	Series 2012-RR1(a)(b)	2.85%	08/27/2037	3,799,299

Principal Amount/Description		Rate	Maturity	Value

	Wells Fargo Mortgage-Backed Securities Trust
$7,374,820	Series 2005-12	5.50%	11/25/2035	$7,512,124
2,740,643	Series 2006-11	6.00%	09/25/2036	2,724,681
675,055	Series 2006-2	5.50%	03/25/2036	637,335
344,355	Series 2006-2	5.75%	03/25/2036	347,565
1,045,448	Series 2007-10	6.00%	07/25/2037	1,009,533
2,776,243	Series 2007-13	6.00%	09/25/2037	2,781,618
3,300,377	Series 2007-14	6.00%	10/25/2037	3,317,496
2,785,975	Series 2007-2	6.00%	03/25/2037	2,632,382
5,152,069	Series 2007-3	5.50%	04/25/2037	4,947,831
1,668,586	Series 2007-5	5.50%	05/25/2037	1,733,145
3,543,100	Series 2007-8	6.00%	07/25/2037	3,428,162
2,121,730	Series 2007-8	6.00%	07/25/2037	2,122,847
	WF-RBS Commercial Mortgage Trust
4,986,659	Series 2012-C9(a)(b)	2.45%	11/15/2045	714,139

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $357,784,605)				393,148,539

U.S. GOVERNMENT BONDS AND NOTES - 11.08%
21,100,000	U.S. Treasury Bonds	3.75%	08/15/2041	24,716,667
14,650,000	U.S. Treasury Notes	0.63%	01/31/2013	14,658,585
14,650,000	U.S. Treasury Notes	0.63%	02/28/2013	14,664,884
10,650,000	U.S. Treasury Notes	0.75%	03/31/2013	10,668,723
11,000,000	U.S. Treasury Notes	2.25%	11/30/2017	11,825,858
14,750,000	U.S. Treasury Notes	2.38%	05/31/2018	15,973,793
21,850,000	U.S. Treasury Notes	1.25%	04/30/2019	22,167,502
4,400,000	U.S. Treasury Notes	1.00%	08/31/2019	4,371,470
11,750,000	U.S. Treasury Notes	2.63%	11/15/2020	12,885,532
25,300,000	U.S. Treasury Notes	1.75%	05/15/2022	25,493,697

TOTAL U.S. GOVERNMENT BONDS AND NOTES (Cost $158,448,008)				157,426,711

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 17.45%
	Federal Home Loan Mortgage Corp. Pool
1,680,809	Series Pool #G01840	5.00%	07/01/2035	1,817,319
695,554	Series Pool #G04587	5.50%	08/01/2038	751,067
890,304	Series Pool #G04817	5.00%	09/01/2038	958,160
1,502,384	Series Pool #G06871	6.00%	06/01/2038	1,637,549
6,960,532	Series Pool #G06954	6.00%	05/01/2040	7,575,871
	Federal Home Loan Mortgage Corp. REMICS
5,575,935	Series 2003-2663	5.00%	08/15/2033	6,490,121
3,813,947	Series 2003-2722(a)	9.66%	12/15/2033	4,752,250
963,178	Series 2005-R003	5.50%	10/15/2035	1,085,958
5,820,190	Series 2006-3244(a)	6.45%	11/15/2036	1,170,190
334,304	Series 2007-3261(a)	6.22%	01/15/2037	58,766
4,192,832	Series 2007-3262(a)	6.19%	01/15/2037	645,046
5,955,757	Series 2007-3301(a)	5.89%	04/15/2037	702,178
7,976,400	Series 2007-3303(a)	5.87%	04/15/2037	932,314
4,229,909	Series 2007-3303(a)	5.89%	04/15/2037	500,919
5,353,028	Series 2007-3382(a)	5.79%	11/15/2037	586,596

Principal Amount/Description		Rate	Maturity	Value

$4,585,662	Series 2007-3384(a)	6.10%	08/15/2036	$571,937
3,601,808	Series 2007-3384(a)	6.18%	11/15/2037	438,351
3,564,448	Series 2008-3417(a)	5.97%	02/15/2038	413,038
18,877,549	Series 2008-3419(a)	6.22%	02/15/2038	3,079,797
104,280,808	Series 2008-3423(a)	0.35%	03/15/2038	854,373
4,752,406	Series 2008-3423(a)	5.44%	03/15/2038	431,675
6,816,993	Series 2009-3510(a)	6.54%	02/15/2037	1,285,126
2,848,480	Series 2009-3523(a)	5.79%	04/15/2039	350,064
478,871	Series 2009-3524(a)	5.54%	06/15/2038	508,029
379,719	Series 2009-3549(a)	5.59%	07/15/2039	39,078
4,735,620	Series 2009-3560(a)	6.19%	11/15/2036	794,708
2,797,809	Series 2010-3630	1.93%	03/15/2017	92,140
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,632,446
792,473	Series 2010-3688	4.00%	07/15/2029	808,310
3,585,956	Series 2010-3726(a)	5.84%	09/15/2040	414,375
14,629,563	Series 2010-3728(a)	4.24%	09/15/2040	1,830,100
46,465	Series 2010-3739(a)	9.58%	11/15/2039	47,434
703,192	Series 2010-3745(a)	9.58%	10/15/2040	717,619
436	Series 2010-3747(a)	14.37%	10/15/2040	439
285,112	Series 2010-3766(a)	9.58%	11/15/2040	291,363
250,000	Series 2010-3779	4.00%	12/15/2030	274,029
750,000	Series 2010-3779	3.50%	12/15/2030	805,508
485,838	Series 2010-3779	4.50%	12/15/2040	500,733
190,135	Series 2011-3786(a)	9.08%	01/15/2041	197,271
823,607	Series 2011-3793(a)	9.38%	01/15/2041	837,788
1,079,544	Series 2011-3795	4.00%	01/15/2041	1,174,287
89,857	Series 2011-3796(a)	9.48%	01/15/2041	90,227
301,414	Series 2011-3798(a)	9.08%	11/15/2040	311,133
182,835	Series 2011-3805(a)	9.08%	02/15/2041	186,594
1,658,756	Series 2011-3806	5.50%	07/15/2034	1,952,880
600,000	Series 2011-3808	3.50%	02/15/2031	644,039
124,964	Series 2011-3809(a)	9.08%	02/15/2041	127,839
6,267,799	Series 2011-3815(a)	5.64%	02/15/2041	713,307
2,868,141	Series 2011-3818	4.50%	01/15/2040	2,988,405
500,000	Series 2011-3824	3.50%	03/15/2031	536,526
2,000,000	Series 2011-3824(a)	6.89%	08/15/2036	402,456
326,403	Series 2011-3838(a)	8.41%	04/15/2041	327,261
633,552	Series 2011-3857(a)	8.84%	05/15/2041	689,628
1,581,627	Series 2011-3863	5.50%	08/15/2034	1,855,052
1,496,448	Series 2011-3864(a)	8.78%	05/15/2041	1,539,005
1,085,794	Series 2011-3871	5.50%	06/15/2041	1,297,651
6,760,019	Series 2011-3872(a)	5.74%	06/15/2041	727,939
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,907,071
1,904,766	Series 2011-3888	4.00%	07/15/2041	2,053,831
2,983,957	Series 2011-3894	4.50%	07/15/2041	3,335,195
2,137,582	Series 2011-3910	5.00%	08/15/2041	2,490,884
808,832	Series 2011-3924(a)	9.13%	09/15/2041	822,787
6,357,417	Series 2011-3924(a)	5.79%	09/15/2041	998,979
6,423,765	Series 2011-3925	3.00%	09/15/2021	356,493
679,094	Series 2012-4003(a)	6.50%	11/15/2041	681,097
3,060,502	Series 2012-4057	4.00%	06/15/2042	3,411,285
	Federal Home Loan Mortgage Corp. Strips
7,910,594	Series 2012-269	3.00%	08/15/2042	8,282,352
	Federal National Mortgage Association Pool
474,074	Series Pool #555743	5.00%	09/01/2033	516,577

Principal Amount/Description		Rate	Maturity	Value

$565,070	Series Pool #735382	5.00%	04/01/2035	$614,319
1,453,497	Series Pool #735383	5.00%	04/01/2035	1,580,175
1,081,665	Series Pool #735484	5.00%	05/01/2035	1,177,374
2,008,172	Series Pool #889509	6.00%	05/01/2038	2,198,882
2,797,954	Series Pool #965025	6.50%	09/01/2038	3,141,660
2,187,511	Series Pool #995581	6.00%	01/01/2039	2,394,014
204,751	Series Pool #AH1140	4.50%	12/01/2040	216,832
338,708	Series Pool #AH4437	4.00%	01/01/2041	352,023
2,277,245	Series Pool #AH7309	4.00%	02/01/2031	2,452,158
2,445,141	Series Pool #AI6658	4.00%	08/01/2041	2,541,257
3,667,279	Series Pool #AK4039	4.00%	02/01/2042	3,811,436
4,137,338	Series Pool #AL1690	6.00%	05/01/2041	4,530,249
3,531,618	Series Pool #AL1744	6.00%	10/01/2040	3,867,005
1,640,180	Series Pool #MA0264	4.50%	12/01/2029	1,776,422
3,248,793	Series Pool #MA0353	4.50%	03/01/2030	3,527,426
1,088,008	Series Pool #MA0871	4.00%	10/01/2041	1,130,777
3,199,827	Series Pool #MA1050	4.50%	03/01/2042	3,388,623
1,800,180	Series Pool #MA1068	3.50%	05/01/2042	1,866,778
3,194,132	Series Pool #MA1117	3.50%	07/01/2042	3,312,299
3,446,919	Series Pool #MA3894	4.00%	09/01/2031	3,711,674
	Federal National Mortgage Association REMICS
4,779,373	Series 2003-92	5.00%	09/25/2033	5,417,052
498,138	Series 2004-46(a)	5.79%	03/25/2034	72,721
3,766,577	Series 2005-104(a)	6.49%	12/25/2033	397,879
1,293,446	Series 2006-101(a)	6.37%	10/25/2036	219,904
3,631,780	Series 2006-123(a)	6.11%	01/25/2037	673,786
892,144	Series 2007-102(a)	6.19%	11/25/2037	140,424
1,849,972	Series 2007-108(a)	6.15%	12/25/2037	250,975
262,944	Series 2007-30(a)	5.90%	04/25/2037	32,528
4,392,716	Series 2007-38(a)	5.87%	05/25/2037	520,515
286,708	Series 2007-51(a)	5.89%	06/25/2037	34,147
659,404	Series 2007-53(a)	5.89%	06/25/2037	110,424
3,657,899	Series 2007-57(a)	6.41%	10/25/2036	541,625
4,708,279	Series 2007-68(a)	6.44%	07/25/2037	621,964
1,499,284	Series 2008-14	5.50%	03/25/2038	1,695,619
4,202,783	Series 2008-3(a)	6.25%	02/25/2038	620,083
4,582,809	Series 2008-56(a)	5.85%	07/25/2038	708,667
1,536,490	Series 2008-81	5.50%	09/25/2038	1,680,450
2,903,681	Series 2009-111	5.00%	01/25/2040	3,195,013
4,391,454	Series 2009-111(a)	6.04%	01/25/2040	535,244
3,478,596	Series 2009-12(a)	6.39%	03/25/2036	684,177
595,420	Series 2009-28(a)	5.79%	04/25/2037	71,076
1,761,937	Series 2009-41	4.50%	06/25/2039	1,913,953
2,241,016	Series 2009-42(a)	5.79%	06/25/2039	262,631
4,844,526	Series 2009-47(a)	5.89%	07/25/2039	585,219
3,201,444	Series 2009-62(a)	5.89%	08/25/2039	367,433
1,068,236	Series 2009-66(a)	5.59%	02/25/2038	116,141
1,405,185	Series 2009-68(a)	5.04%	09/25/2039	144,877
3,762,000	Series 2009-80	4.50%	10/25/2039	4,275,573
158,590	Series 2010-109(a)	52.67%	10/25/2040	251,518
6,723,184	Series 2010-11(a)	4.59%	02/25/2040	606,182
1,217,962	Series 2010-111(a)	5.79%	10/25/2040	162,049
547,005	Series 2010-112	4.00%	10/25/2040	588,125
2,976,462	Series 2010-115(a)	6.39%	11/25/2039	361,170
6,149,783	Series 2010-15(a)	4.74%	03/25/2040	578,621

Principal Amount/Description		Rate	Maturity	Value

$1,125,837	Series 2010-34(a)	4.72%	04/25/2040	$84,745
338,639	Series 2010-4(a)	6.02%	02/25/2040	66,398
1,000,000	Series 2010-58(a)	11.93%	06/25/2040	1,111,254
2,526,334	Series 2010-75	4.50%	07/25/2040	2,807,795
6,709,422	Series 2010-9(a)	4.54%	02/25/2040	564,289
1,078,956	Series 2010-9(a)	5.09%	02/25/2040	115,745
262,056	Series 2010-90(a)	5.79%	08/25/2040	26,400
2,881,147	Series 2011-127	4.00%	12/25/2041	2,858,570
4,683,337	Series 2011-141	4.00%	01/25/2042	5,105,109
500,000	Series 2011-16	3.50%	03/25/2031	533,484
34,542	Series 2011-18(a)	9.06%	03/25/2041	34,783
2,698,861	Series 2011-2	4.00%	02/25/2041	2,922,259
1,000,000	Series 2011-25	3.00%	04/25/2026	1,070,209
500,000	Series 2011-29	3.50%	04/25/2031	533,276
1,200,000	Series 2011-48(a)	8.78%	06/25/2041	1,270,595
7,919,749	Series 2011-5(a)	6.19%	11/25/2040	727,342
5,129,130	Series 2011-58(a)	6.34%	07/25/2041	1,150,587
1,243,462	Series 2011-72	5.50%	04/25/2037	1,475,101
908,592	Series 2011-77	4.00%	08/25/2041	908,501
3,846,585	Series 2012-124(a)	7.42%	11/25/2042	3,921,432
2,369,696	Series 2012-140(a)	7.51%	12/25/2042	2,442,315
9,000,000	Series 2012-144(a)	4.36%	11/25/2049	9,556,875
8,236,420	Series 2012-20	3.50%	03/25/2042	8,459,684
7,051,402	Series 2012-29(a)	5.79%	04/25/2042	738,881
4,493,928	Series 2012-32	5.00%	04/25/2042	604,015
2,190,367	Series 2012-55(a)	6.64%	05/25/2042	2,237,481
16,717,854	Series 2012-65(a)	5.77%	06/25/2042	2,310,541
4,391,483	Series 2012-92	3.50%	08/25/2042	4,464,637
	Government National Mortgage Association
274,749	Series 2004-83(a)	5.87%	10/20/2034	42,086
308,518	Series 2008-6(a)	6.25%	02/20/2038	50,189
291,616	Series 2008-67(a)	5.79%	08/20/2038	39,866
4,390,274	Series 2008-69(a)	7.42%	08/20/2038	828,036
233,280	Series 2009-10(a)	6.44%	02/16/2039	53,591
2,349,249	Series 2009-35	4.50%	05/20/2039	2,672,604
328,910	Series 2009-6(a)	5.74%	02/20/2038	43,850
4,116,179	Series 2009-75	5.00%	09/20/2039	4,812,481
15,867,014	Series 2010-26(a)	6.04%	02/20/2040	2,865,361
576,529	Series 2010-61(a)	6.34%	09/20/2039	91,112
3,989,269	Series 2010-98(a)	5.95%	03/20/2039	368,309
159,958	Series 2011-12(g)	0.00%	12/20/2040	153,546
2,704,436	Series 2011-45	4.50%	03/20/2041	3,085,651
4,091,148	Series 2011-69(g)	0.00%	05/20/2041	3,865,689
2,147,413	Series 2011-71	4.50%	02/20/2041	2,450,583
8,164,477	Series 2011-71(a)	5.19%	05/20/2041	1,030,112
2,353,047	Series 2011-72(a)	5.94%	05/20/2041	349,185
11,962,884	Series 2011-89(a)	5.24%	06/20/2041	1,635,374
5,901,263	Series 2012-105(a)	5.99%	01/20/2041	1,116,442

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $247,771,252)				247,986,333

Value

TOTAL INVESTMENTS - 87.46%
(Cost $1,189,378,538)	$1,242,845,109
CASH - 11.79%	167,523,995
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.75%	10,596,809

NET ASSETS - 100.00%	$1,420,965,913

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at December 31, 2012.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $72,865,300, which represents approximately 5.13% of net assets as of December 31, 2012.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of December 31, 2012, the aggregate market value of those securities was $43,331,773, representing 3.05% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at December 31, 2012.
(f)	Less than 0.005% of net assets.
(g)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

Bhd - Berhad, a Malaysian public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CDO - Collateralized Debt Obligation.

JSC - Joint Stock Company.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP – Master Limited Partnership.

MTN - Medium-Term Note.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

Pty. - Proprietary.

REMICS - Real Estate Mortgage Investment Conduits.

Re-REMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SARL - Société à responsabilité limitée, is a private limited liability corporate entity.

SPV - Special Purpose Vehicle.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Manning & Napier Dividend Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 36.64%
28,819	Adams Express Co.	$305,193
16,600	BlackRock Global Opportunities Equity Trust	219,120
42,802	Clough Global Allocation Fund	586,387
32,580	Eaton Vance Enhanced Equity Income Fund	347,303
14,800	Eaton Vance Enhanced Equity Income Fund II	154,512
57,670	Eaton Vance Risk-Managed Diversified Equity Income Fund	601,498
53,800	Eaton Vance Tax-Managed Diversified Equity Income Fund	504,106
7,200	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	76,968
4,000	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	35,240
122,066	Liberty All Star® Equity Fund	582,255
2,399	Macquarie Global Infrastructure Total Return Fund, Inc.	45,749
6,469	Reaves Utility Income Fund	154,092
42,118	Royce Focus Trust, Inc.	277,979
5,900	Royce Value Trust, Inc.	79,178
7,502	Tri-Continental Corp.	120,407
15,965	Zweig Total Return Fund, Inc.	196,529

TOTAL CLOSED-END FUNDS (Cost $4,243,179)		4,286,516

COMMON STOCK - 53.12%
Basic Materials - 3.56%
185	Air Products & Chemicals, Inc.	15,544
861	ArcelorMittal	15,042
2,550	BHP Billiton PLC, ADR	179,444
1,192	EI du Pont de Nemours & Co.	53,614
538	Freeport-McMoRan Copper & Gold, Inc.	18,400
356	International Paper Co.	14,183
179	PPG Industries, Inc.	24,228
759	Sasol, Ltd., ADR	32,857
805	Southern Copper Corp.	30,477
327	Teck Resources, Ltd.	11,886
644	The Dow Chemical Co.	20,820

		416,495

Communications - 1.99%
880	Corning, Inc.	11,105
700	Mobile Telesystems OJSC, ADR	13,055
2,648	NTT DOCOMO, Inc., ADR	38,158
300	Omnicom Group, Inc.	14,988
931	Pearson PLC, ADR	18,192
595	Rogers Communications, Inc.	27,084
4,059	Telefonaktiebolaget LM Ericsson, ADR	40,996
354	The McGraw-Hill Cos., Inc.	19,353
1,164	Thomson Reuters Corp.	33,826
311	Viacom, Inc., Class B	16,402

		233,159

Shares/Description		Value

Consumer, Cyclical - 5.04%
193	Genuine Parts Co.	$12,271
223	Kohl’s Corp.	9,584
359	Ltd. Brands, Inc.	16,895
190	Magna International, Inc.	9,504
424	Mattel, Inc.	15,527
1,358	McDonald’s Corp.	119,789
667	Staples, Inc.	7,604
623	Target Corp.	36,863
1,862	The Home Depot, Inc.	115,165
534	Walgreen Co.	19,763
3,322	Wal-Mart Stores, Inc.	226,660

		589,625

Consumer, Non-cyclical - 22.06%
1,892	Abbott Laboratories	123,926
440	Amgen, Inc.	37,928
598	Archer-Daniels-Midland Co.	16,379
1,699	AstraZeneca PLC, ADR	80,312
624	Automatic Data Processing, Inc.	35,524
358	Avon Products, Inc.	5,141
600	Baxter International, Inc.	39,996
219	Becton Dickinson and Co.	17,124
2,133	Bristol-Myers Squibb Co.	69,514
422	Campbell Soup Co.	14,724
319	Cardinal Health, Inc.	13,136
491	Colgate-Palmolive Co.	51,329
356	ConAgra Foods, Inc.	10,502
1,436	Eli Lilly & Co.	70,824
823	General Mills, Inc.	33,266
3,416	GlaxoSmithKline PLC, ADR	148,493
400	HJ Heinz Co.	23,072
3,514	Johnson & Johnson	246,331
454	Kellogg Co.	25,356
504	Kimberly-Clark Corp.	42,553
169	Lorillard, Inc.	19,717
848	Medtronic, Inc.	34,785
3,632	Merck & Co., Inc.	148,694
2,397	Novartis AG, ADR	151,730
2,041	PepsiCo, Inc.	139,666
9,630	Pfizer, Inc.	241,514
2,168	Philip Morris International, Inc.	181,332
2,359	Sanofi, ADR	111,769
750	Sysco Corp.	23,745
5,630	The Coca-Cola Co.	204,087
278	The Hershey Co.	20,077
147	The JM Smucker Co.	12,677
2,722	The Procter & Gamble Co.	184,797

		2,580,020

Energy - 8.58%
2,805	BP PLC, ADR	116,800
2,196	Chevron Corp.	237,475
1,643	ConocoPhillips	95,277
2,842	Exxon Mobil Corp.	245,975
464	Marathon Oil Corp.	14,226
516	Occidental Petroleum Corp.	39,531
776	Phillips 66	41,206
1,908	Royal Dutch Shell PLC, ADR	131,557
3,268	Statoil ASA, ADR	81,831

		1,003,878

Shares/Description		Value

Financial - 0.21%
693	Marsh & McLennan Cos., Inc.	$23,888

		23,888

Industrial - 7.08%
945	3M Co.	87,743
2,485	ABB, Ltd., ADR	51,663
587	CSX Corp.	11,582
234	Deere & Co.	20,222
253	Dover Corp.	16,625
276	Eaton Corp. PLC	14,954
976	Emerson Electric Co.	51,689
350	General Dynamics Corp.	24,245
857	Honeywell International, Inc.	54,394
594	Illinois Tool Works, Inc.	36,121
1,308	Koninklijke Philips Electronics NV	34,714
303	Norfolk Southern Corp.	18,738
308	Northrop Grumman Corp.	20,815
370	Raytheon Co.	21,297
826	Siemens AG, ADR	90,422
137	Stanley Black & Decker, Inc.	10,134
408	TE Connectivity, Ltd.	15,145
651	The Boeing Co.	49,059
259	Union Pacific Corp.	32,561
844	United Parcel Service, Inc., Class B	62,228
1,007	United Technologies Corp.	82,584
633	Waste Management, Inc.	21,357

		828,292

Technology - 4.15%
429	Accenture PLC, Class A	28,528
270	Analog Devices, Inc.	11,356
1,261	Applied Materials, Inc.	14,426
1,230	Canon, Inc., ADR	48,228
1,482	Hewlett-Packard Co.	21,119
7,192	Intel Corp.	148,299
309	Linear Technology Corp.	10,599
6,776	Microsoft Corp.	180,985
705	Texas Instruments, Inc.	21,777

		485,317

Utilities - 0.45%
141	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	11,784
727	Cia Energetica de Minas Gerais, ADR	7,895
688	Enersis SA, ADR	12,535
675	Public Service Enterprise Group, Inc.	20,655

		52,869

TOTAL COMMON STOCK (Cost $6,201,075)		6,213,543

EXCHANGE-TRADED FUNDS - 3.36%
5,392	iShares Russell 1000 Value Index Fund	392,646

TOTAL EXCHANGE-TRADED FUNDS (Cost $379,442)		392,646

Shares/Description	Value

TOTAL INVESTMENTS - 93.12% (Cost $10,823,696)	$10,892,705
CASH - 6.55%	766,594
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.33%	38,493

NET ASSETS - 100.00%	$11,697,792

Common Abbreviations:

ADR – American Depositary Receipt.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Company.

See Notes to Quarterly Schedule of Investments.

RiverNorth Dynamic Buy-Write Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares/Description		Value

COMMON STOCK - 27.88%
Basic Materials - 3.22%
1,000	Freeport-McMoRan Copper & Gold, Inc.	$34,200
9,000	Newmont Mining Corp.	417,960

		452,160

Communications - 4.12%
6,000	AT&T, Inc.	202,260
8,700	Verizon Communications, Inc.	376,449

		578,709

Consumer, Cyclical - 3.81%
2,700	Best Buy Co., Inc.	31,995
10,000	Ford Motor Co.	129,500
2,000	International Game Technology	28,340
2,500	Kohl’s Corp.	107,450
7,000	Staples, Inc.	79,800
700	The Gap, Inc.	21,728
2,000	Wal-Mart Stores, Inc.	136,460

		535,273

Consumer, Non-cyclical - 5.55%
1,200	Abbott Laboratories	78,600
2,800	Altria Group, Inc.	88,032
2,500	Eli Lilly & Co.	123,300
100	Intuitive Surgical, Inc.(a)	49,037
1,500	Merck & Co., Inc.	61,410
1,500	Philip Morris International, Inc.	125,460
2,800	Safeway, Inc.	50,652
1,700	The Coca-Cola Co.	61,625
10,400	The Western Union Co.	141,544

		779,660

Energy - 2.46%
5,000	Arch Coal, Inc.	36,600
2,000	Encana Corp.	39,520
2,000	Exxon Mobil Corp.	173,100
2,000	Kinder Morgan, Inc.	70,660
500	Phillips 66	26,550

		346,430

Financial - 0.65%
1,500	Discover Financial Services	57,825
1,000	Wells Fargo & Co.	34,180

		92,005

Industrial - 1.70%
1,000	3M Co.	92,850
4,800	General Electric Co.	100,752
500	Lockheed Martin Corp.	46,145

		239,747

Technology - 5.68%
1,100	Apple, Inc.	585,390
8,000	Dell, Inc.	81,120
5,500	Hewlett-Packard Co.	78,375
2,000	Microsoft Corp.	53,420

		798,305

Shares/Description		Value

Utilities - 0.69%
700	Exelon Corp.	$20,818
2,000	NRG Energy, Inc.	45,980
700	The Southern Co.	29,967

		96,765

TOTAL COMMON STOCK (Cost $3,868,069)		3,919,054

EXCHANGE-TRADED FUNDS - 25.12%
36,000	Financial Select Sector SPDR® Fund	590,040
2,000	Market Vectors Gold Miners ETF	92,780
20,000	SPDR® S&P® 500 ETF	2,848,200

TOTAL EXCHANGE-TRADED FUNDS (Cost $3,504,353)		3,531,020

Number of Contracts	Description	Exercise Price	Maturity Date	Value

Purchased Put Options - 0.30%
130	Newmont Mining Corp	41.00	01/19/2013	1,625
250	SPDR® Financial	16.00	02/16/2013	7,750
150	SPDR® S&P® 500	143.00	01/19/2013	32,475

TOTAL PURCHASED PUT OPTIONS
(Premiums paid $51,055)				41,850

TOTAL INVESTMENTS - 53.30%
(Cost $7,423,477)				7,491,924
CASH - 6.76%				950,765
OTHER ASSETS IN EXCESS OF LIABILITIES - 39.94%				5,613,081

NET ASSETS - 100.00%				$14,055,770

(a) Non-income producing security.

Common Abbreviations:

ETF - Exchange-Traded Fund.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Schedule of Written Options

Number of Contracts		Exercise Price	Maturity Date	Value

Written Call Options
(10)	3M Co.	$ 92.50	02/16/2013	$ (2,840)
(2)	Abbott Laboratories	67.50	01/19/2013	(53)
(10)	Abbott Laboratories	65.00	01/19/2013	(1,145)
(28)	Altria Group, Inc.	33.00	03/16/2013	(896)
(11)	Apple, Inc.	500.00	03/16/2013	(57,447)
(50)	Arch Coal, Inc.	7.00	02/16/2013	(4,275)
(60)	AT&T, Inc.	35.00	02/16/2013	(1,350)
(27)	Best Buy Co., Inc.	12.00	01/19/2013	(1,782)
(2)	The Coca-Cola Co.	38.75	01/19/2013	(7)
(15)	The Coca-Cola Co.	36.25	02/16/2013	(1,395)
(30)	Dell, Inc.	11.00	02/16/2013	(630)
(50)	Dell, Inc.	10.00	02/16/2013	(2,875)
(15)	Discover Financial Services	39.00	01/19/2013	(1,050)
(25)	Eli Lilly & Co.	50.00	04/20/2013	(4,050)
(20)	Encana Corp.	23.00	01/19/2013	(50)
(7)	Exelon Corp.	30.00	01/19/2013	(263)
(10)	Exxon Mobil Corp.	87.50	01/19/2013	(995)
(10)	Exxon Mobil Corp.	85.00	01/19/2013	(2,500)
(40)	Ford Motor Co.	12.50	01/25/2013	(3,180)
(60)	Ford Motor Co.	12.00	01/25/2013	(6,930)
(10)	Freeport-McMoRan Copper & Gold, Inc.	33.00	01/19/2013	(1,595)
(7)	The Gap, Inc.	31.00	01/19/2013	(767)
(48)	General Electric Co.	21.00	01/04/2013	(888)
(20)	Hewlett-Packard Co.	13.00	02/16/2013	(3,270)
(35)	Hewlett-Packard Co.	14.00	02/16/2013	(3,395)
(20)	International Game Technology	15.00	01/19/2013	(350)
(1)	Intuitive Surgical, Inc.	480.00	01/19/2013	(2,045)
(20)	Kinder Morgan, Inc.	35.00	03/16/2013	(2,430)
(25)	Kohls Corp.	44.00	01/19/2013	(1,937)
(5)	Lockheed Martin Corp.	87.50	03/16/2013	(3,300)
(12)	Merck & Co., Inc.	46.00	01/19/2013	(30)
(3)	Merck & Co., Inc.	43.00	01/19/2013	(36)
(20)	Microsoft Corp.	27.00	01/19/2013	(800)
(20)	MV Gold Miners	47.00	01/19/2013	(1,770)
(90)	Newmont Mining Corp.	47.00	01/19/2013	(8,775)
(20)	NRG Energy, Inc.	22.00	01/19/2013	(2,500)
(5)	Philip Morris International, Inc.	87.50	01/19/2013	(120)
(10)	Philip Morris International, Inc.	85.00	01/19/2013	(850)
(5)	Phillips 66	60.00	01/19/2013	(75)
(28)	Safeway, Inc.	17.50	01/19/2013	(2,380)
(7)	Southern Company	43.00	02/16/2013	(494)
(360)	SPDR® Financial	17.00	02/16/2013	(7,920)
(50)	SPDR® S&P® 500	139.00	01/19/2013	(23,800)
(10)	Staples, Inc.	11.00	01/19/2013	(575)
(60)	Staples, Inc.	12.00	03/16/2013	(2,850)
(87)	Verizon Communications, Inc.	43.00	02/16/2013	(8,700)
(20)	Wal-Mart Stores, Inc.	70.00	01/19/2013	(780)
(10)	Wells Fargo & Co.	34.00	01/19/2013	(945)
(104)	Western Union	13.00	02/16/2013	(10,140)

Total Written Call Options (Premiums received $169,792)				$ (187,230)

Number of Contracts		Exercise Price	Maturity Date	Value

Written Put Options
(4)	Alexion Pharma, Inc.	$ 90.00	01/19/2013	$ (630)
(3)	Apple, Inc.	500.00	01/19/2013	(1,732)
(5)	Apple, Inc.	530.00	01/19/2013	(7,812)
(5)	Apple, Inc.	480.00	03/16/2013	(7,537)
(20)	Arch Coal, Inc.	6.00	01/19/2013	(130)
(10)	AT&T, Inc.	33.00	01/19/2013	(455)
(25)	AT&T, Inc.	32.00	02/16/2013	(1,150)
(10)	Baxter International	60.00	02/16/2013	(435)
(10)	Best Buy Co., Inc.	11.00	01/19/2013	(355)
(24)	Best Buy Co., Inc.	12.00	01/19/2013	(1,956)
(6)	Best Buy Co., Inc.	17.00	01/19/2013	(3,120)
(5)	Biogen Idec, Inc.	145.00	01/19/2013	(1,875)
(1)	Chipotle Mexican Grill, Inc.	250.00	01/19/2013	(68)
(15)	Cliffs Natural Resources	33.00	02/01/2013	(885)
(30)	Constellation Brands	35.00	01/19/2013	(4,050)
(55)	Dell, Inc.	10.00	02/16/2013	(2,392)
(20)	Dollar Tree, Inc.	37.50	01/19/2013	(400)
(2)	EMC Corp.	25.00	01/19/2013	(93)
(10)	Exelon Corp.	28.00	01/19/2013	(125)
(20)	Exelon Corp.	29.00	01/19/2013	(550)
(10)	Exelon Corp.	30.00	01/19/2013	(650)
(2)	First Solar, Inc.	20.00	01/19/2013	(15)
(13)	GameStop Corp.	23.00	02/16/2013	(1,066)
(100)	Hewlett-Packard Co.	12.00	02/16/2013	(2,000)
(10)	International Game Technology	12.50	01/19/2013	(75)
(20)	JC Penney Co., Inc.	18.00	02/16/2013	(2,380)
(19)	JC Penney Co., Inc.	19.00	02/16/2013	(3,040)
(3)	Merck & Co., Inc.	41.00	01/19/2013	(222)
(12)	Merck & Co., Inc.	43.00	01/19/2013	(2,592)
(110)	Microsoft Corp.	26.00	01/19/2013	(2,915)
(15)	Mondelez Internatinal, Inc.	25.00	02/16/2013	(698)
(15)	MV Gold Miners	45.00	01/19/2013	(975)
(15)	Navistar International	17.50	01/19/2013	(188)
(10)	Navistar International	19.00	01/19/2013	(275)
(3)	NetFlix, Inc.	75.00	01/19/2013	(69)
(12)	NRG Energy, Inc.	21.00	01/19/2013	(180)
(10)	Qualcomm, Inc.	57.50	01/19/2013	(340)
(20)	Research In Motion	9.00	02/16/2013	(690)
(84)	SPDR® S&P® 500	135.00	01/19/2013	(3,570)
(5)	St Jude Medical, Inc.	31.00	01/19/2013	(38)
(20)	St Jude Medical, Inc.	32.50	01/19/2013	(300)
(2)	Symantec Corp.	16.00	01/19/2013	(8)
(20)	Ultra Pete Corp.	20.00	01/19/2013	(4,100)
(20)	Ultra Petroleum Corp.	19.00	01/19/2013	(2,550)
(10)	VeriSign, Inc.	34.25	01/19/2013	(150)
(11)	VeriSign, Inc.	37.25	01/19/2013	(572)
(10)	Wal-Mart Stores, Inc.	67.50	01/19/2013	(770)
(20)	Western Union	12.00	02/16/2013	(250)

Total Written Put Options (Premiums received $107,741)				$(66,428)

Total Written Options (Premiums received $277,533)				$(253,658)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Shares/Description		Value

CLOSED-END FUNDS - 18.46%
2,000	BlackRock Credit Allocation Income Trust IV, Inc.	$27,460
1,370	Blackstone/GSO Strategic Credit Fund	25,413
2,112	Calamos Convertible and High Income Fund	25,661
1,300	Legg Mason BW Global Income Opportunities Fund, Inc.	26,338
8,900	Managed High Yield Plus Fund, Inc.	19,046
2,000	Nuveen Diversified Currency Opportunities Fund	25,740
1,250	PIMCO Income Strategy Fund	15,925
1,400	PIMCO Income Strategy Fund II	15,470
1,403	Virtus Global Multi-Sector Income Fund	26,517
2,600	Western Asset High Income Fund II, Inc.	25,116
1,000	Western Asset High Yield Defined Opportunity Fund, Inc.	18,330

TOTAL CLOSED-END FUNDS
(Cost $249,700)		251,016

TOTAL INVESTMENTS - 18.46%
(Cost $249,700)		251,016
CASH - 11.11%		151,000
OTHER ASSETS IN EXCESS OF LIABILITIES - 70.43%		957,481

NET ASSETS - 100.00%		$1,359,497

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

December 31, 2012 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Manning & Napier Dividend Income Fund (the “Dividend Income Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Dividend Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dividend Income Fund is RiverNorth Capital Management, LLC. The Dividend Income Fund’s sub-adviser is Manning & Napier Advisors, LLC (“Manning & Napier,” and with DoubleLine, the “Sub-Adviser”). The investment objective of the Dividend Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Dynamic Buy-Write Fund (the “Dynamic Buy-Write Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dynamic Buy-Write Fund is RiverNorth Capital Management, LLC. The investment objective of the Dynamic Buy-Write Fund is total return with lower volatility than the Standard and Poor’s 500 Index.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P.

(“Oaktree,” and with DoubleLine and Manning & Napier, the “Sub-Adviser”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on December 31, 2012.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or a Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including corporate bonds, government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, and U.S. Government/Agency mortgage backed securities, as well as non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 1 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or a Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser or a Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or a Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or a Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at December 31, 2012 in valuing the Funds’ assets:

Core Opportunity Fund
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$335,564,827	$–	$–	$335,564,827
Mutual Funds	21,093,876	–	–	21,093,876
Exchange-Traded Funds	67,700,500	–	–	67,700,500
Holding & Investment
Management
Companies	1,574,815	–	–	1,574,815
Preferred Stocks	3,898,525	–	–	3,898,525

Total	$429,832,543	$–	$–	$429,832,543

Strategic Income Fund
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$206,051,269	$–	$–	$206,051,269
Common Stock	10,612,414	–	–	10,612,414
Preferred Stocks	20,500,533	–	–	20,500,533

Foreign Corporate Bonds	–	85,091,832	–	85,091,832
U.S. Corporate Bonds	–	108,352,469	–	108,352,469
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	13,675,009	–	13,675,009
Non-Agency Collateralized Mortgage Obligations	–	393,148,539	–	393,148,539
U.S. Government Bonds and Notes	–	157,426,711	–	157,426,711
U.S. Government / Agency Mortgage Backed Securities	–	247,986,333	–	247,986,333

Total	$237,164,216	$1,005,680,893	$–	$1,242,845,109

Dividend Income Fund
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$4,286,516	$–	$–	$4,286,516
Common Stock	6,213,543	–	–	6,213,543
Exchange-Traded Funds	392,646	–	–	392,646

Total	$10,892,705	$–	$–	$10,892,705

Dynamic Buy-Write Fund
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Common Stock	$3,919,054	$–	$–	$3,919,054
Exchange-Traded Funds	3,531,020	–	–	3,531,020
Purchased Put Options	41,850	–	–	41,850

Total	$7,491,924	$–	$–	$7,491,924

	Valuation Inputs

Other Financial Instruments*	Level 1	Level 2	Level 3	Total

Liabilities
Written Options	$(253,658)	$–	$–	$(253,658)

TOTAL	$(253,658)	$–	$–	$(253,658)

High Income Fund
	Valuation Inputs

Investments in Securities at Value	Level 1	Level 2	Level 3	Total

Closed-End Funds	$251,016	$–	$–	$251,016

Total	$251,016	$–	$–	$251,016

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments. The written options shown in this table are reported at their market value at measurement date.

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performances.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Funds pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. The Funds are obligated to pay interest to the broker for any debit balance of the margin account relating to options.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the three months ended December 31, 2012 was as follows:

Dynamic Buy-Write Fund:

	Written Call Options		Written Put Options

	Contracts	Premiums	Contracts	Premiums

Outstanding, September 30, 2012	-	$-	-	$-
Positions opened	2,275	225,159	2,073	286,441
Exercised	(190)	(9,965)	(321)	(26,956)
Expired	(255)	(26,103)	(235)	(15,383)
Closed	(236)	(19,299)	(636)	(136,361)
Split	-	-	-	-

Outstanding, December 31, 2012	1,594	$169,792	881	$107,741

Market Value, December 31, 2012		$(187,230)		$(66,428)

5.	FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of December 31, 2012, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes

Core Opportunity Fund*	$66,246,973	$(9,589,356)	$56,657,617	$373,174,926
Strategic Income Fund*	68,014,717	(14,669,277)	53,345,440	1,189,499,669
Dividend Income Fund	252,830	(183,821)	69,009	10,823,696
Dynamic Buy-Write Fund*	155,076	(101,166)	53,910	7,438,014
High Income Fund	1,352	(36)	1,316	249,700

*	The difference between book and tax basis unrealized appreciation (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RiverNorth Funds

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: February 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: February 25, 2013

By:	s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: February 25, 2013